Shareholder Report, Holdings (Details) - C000020141 [Member]	Aug. 31, 2026
Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	33.70%
Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%